Subsequent Events - Additional information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended				1 Months Ended					2 Months Ended
	Feb. 06, 2012 Integer Number	Dec. 31, 2011 Number	Apr. 20, 2011	Dec. 31, 2010 Number	Jan. 23, 2012 Drilling Rig Eirik Raude [Member] Integer Days	Jan. 23, 2012 Eirik Raude - Option Days Integer numberofoptions	Feb. 06, 2012 Drilling Rig Leiv Eiriksson [Member]	Feb. 06, 2012 Leiv Eiriksson - Option Integer numberofoptions	Feb. 12, 2012 New interest rate swap agreement Integer	Feb. 29, 2012 Two Agreements For Shortall In Security Cover Ratio [Member]	Feb. 13, 2012 Construction Cost Of Three Bulkers Vessels [Member]	Feb. 14, 2012 Construction Cost of H1227 H1228 and H1229 [Member]
Maximum Total Revenue Backlog					$ 52,000		$ 653,000
Number Of Wells	15				3	1		6
Term of contract, days					60	20
Total number of options						1		3
Minimum contract period							1070 days
Number of interest rate swaps		29		34					9
Notional Amount of Interest Rate Derivatives		2,600,000		2,500,000					988,785
Higher fixed interest rate									1.21%
Lower fixed interest rate									0.87%
Number Of Subsidiarys Shares Pledged										10,000,000
Total principal payments		$ 4,434,018	$ 495,000	$ 2,935,648							$ 87,654	$ 122,580